Share Capital (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 02, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 ₪ / shares shares	Apr. 03, 2024 shares
Share Capital [Line Items]
Ordinary share		one
Issued and sold aggregate shares	1,200,002
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	72,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	72,000
Exercise price (in Dollars per share) | $ / shares	$ 3.75
Plan shall be in effect for a team		10 years
Price per share (in New Shekels per share) | ₪ / shares				₪ 1.5
Fair value of options granted (in Dollars) | $			$ 169
Fair value of options vested (in Dollars) | $		$ 1,176	$ 555
Options exercisable				1,430,074
Employees and directors payment (in Dollars) | $		$ 314
Percentage of minimum interest		3.53%
Percentage of maximum interest		4.68%
Percentage of minimum volatility		53.40%
Percentage of maximum volatility		71.62%
Term dividend yield			6 years 1 month 9 days
Dividend yield percentage		0.00%	0.00%
Extended options (in Dollars) | $		$ 197
Unrecognized compensation expense (in Dollars) | $		$ 1,267
Weighted-average period term		1 year 8 months 15 days
Warrant [Member]
Share Capital [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1,200,002
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,200,002
Exercise price (in Dollars per share) | $ / shares	$ 3
Maximum [Member]
Share Capital [Line Items]
Options exercisable					337,464
Ordinary shares					337,464
Minimum [Member]
Share Capital [Line Items]
Options exercisable					126,800
Ordinary shares					126,800
Term dividend yield		1 year 7 months 24 days
Common Stock [Member]
Share Capital [Line Items]
Purchase price (in Dollars per share) | $ / shares	$ 3
Aggregate gross proceeds (in Dollars) | $	$ 3,600
Issuance costs accumulated (in Dollars) | $	$ 498